Schedule II - Condensed Financial Information of Parent - Guarantees (Details) (USD $)														0 Months Ended
	Dec. 31, 2013	Dec. 31, 2010 Parent Issuer Performance Guarantee	Jun. 29, 2007 Parent Issuer Performance Guarantee	Dec. 31, 2013 Parent Issuer Financial Guarantee	Aug. 19, 2011 Parent Issuer Financial Guarantee	Jan. 26, 2011 Parent Issuer Financial Guarantee	Dec. 31, 2013 Parent Issuer 8.424% Percent Lion Connecticut Holdings Inc. Debentures, Due 2027 Financial Guarantee Debentures	Dec. 31, 2013 Parent Issuer Lion Connecticut Holdings, Aetna Notes Financial Guarantee Debentures	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River III, Holding LLC	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River III, LLC	Dec. 31, 2013 Parent Issuer Notes Payable Silver Cup V, L.P. Notes Financial Guarantee	Aug. 09, 2007 Parent Issuer Loans Payable Loan Payable, Due April 29, 2016 Financial Guarantee	Aug. 09, 2007 Parent Issuer Loans Payable Loan Payable, Due April 29, 2016 Financial Guarantee LIBOR	Jan. 02, 2014 Subsequent Event Parent Issuer Notes Payable Financial Guarantee	Jan. 02, 2014 Subsequent Event Parent Issuer Notes Payable Financial Guarantee Roaring River IV, Holding LLC	Jan. 02, 2014 Subsequent Event Parent Issuer Notes Payable Financial Guarantee Roaring River IV, LLC	Jan. 15, 2014 Subsequent Event Parent Issuer Notes Payable Financial Guarantee Langhorne I, LLC	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited
Guarantor Obligations [Line Items]
Debt instrument, face amount												$ 25,000,000	$ 500,000,000
Debt instrument, indemnification amount					2,000,000,000.0	1,500,000,000.0						825,000,000
Debt instrument, reimbusement agreement									225,000,000	165,000,000	60,000,000				123,600,000	78,600,000	45,000,000	85,000,000
Revolving lines of credit	9,288,200,000																		250,000,000
Surplus maintenance agreement, total adjusted capital, company action level risk based capital, percentage		250.00%	200.00%
Basis spread														0.05%
Financial instruments subject to mandatory redemption, settlement terms, share value, amount							50,000,000
Financial instruments subject to mandatory redemption, settlement terms, share value, par value							13,000,000	0
Financial instruments subject to mandatory redemption, settlement terms, interest rate							8.424%
Capital assurance agreement, minimum capital level				$ 2,000,000